Equipment (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Depreciation, Depletion and Amortization, Nonproduction	$ 22,413	$ 46,736	$ 154,464	$ 111,380
Asset Impairment Charges			46,498,689
Argyll, EGL, HelixGameCenters, LeaseholdImprovements and FinanceLeaseAssets [Member]
Asset Impairment Charges			$ 653,107